(GRIZZLY SHORT FUND LOGO)

                               Semi-Annual Report
                                March 31,  2002

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31,  2002 (UNAUDITED)

ASSETS:
   Investments, at value
     (cost $1,355,550)                                             $ 1,355,550
   Receivable from broker for proceeds
     on securities sold short                                       10,453,994
   Deposit for short sales                                           7,804,142
   Interest receivable                                                   1,910
   Receivable for fund shares sold                                   1,549,849
   Prepaid expenses                                                     13,764
   Other assets                                                         63,642
                                                                   -----------
   Total Assets                                                     21,242,851
                                                                   -----------
LIABILITIES:
   Securities sold short, at market value
     (proceeds $10,453,994)                                         10,391,904
   Payable for investments purchased                                    52,116
   Payable for fund shares purchased                                    73,162
   Payable to Adviser                                                   11,526
   Payable to Custodian                                                  1,645
   Dividends payable                                                     8,391
   Accrued expenses and other liabilities                               18,407
                                                                   -----------
   Total Liabilities                                                10,557,151
                                                                   -----------
NET ASSETS                                                         $10,685,700
                                                                   -----------
                                                                   -----------
NET ASSETS CONSIST OF:
   Capital  stock                                                  $13,327,343
   Accumulated undistributed net
     investment loss                                                   (42,435)
   Accumulated undistributed net
     realized loss on short positions                               (2,661,298)
   Net unrealized appreciation
     on short positions                                                 62,090
                                                                   -----------
   Total Net Assets                                                $10,685,700
                                                                   -----------
                                                                   -----------
   Shares outstanding (250,000,000
     shares of $.0001 par value authorized)                          1,049,149
   Net Asset Value, Redemption Price
   and Offering Price Per Share                                         $10.19
                                                                        ------
                                                                        ------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31,  2002
(UNAUDITED)

INVESTMENT INCOME:
   Interest income                                                 $   249,823
                                                                   -----------
   Total investment income                                             249,823
                                                                   -----------
EXPENSES:
   Investment advisory fee                                             100,739
   Fund accounting fees and expenses                                    16,610
   Federal and state registration                                       11,572
   Shareholder servicing fees                                            8,059
   Professional fees                                                     5,580
   Administration fee                                                    4,923
   Transfer agent fees and expenses                                      2,906
   Reports to shareholders                                               2,274
   Custody fees                                                          1,610
   Directors' fees and expenses                                          1,452
   Other                                                                   782
                                                                   -----------
   Total expenses before reimbursement
     and dividends on short positions                                  156,507
   Reimbursement to Adviser                                             44,971
                                                                   -----------
   Net expenses before dividends
     on short positions                                                201,478
   Dividends on short positions                                         61,801
                                                                   -----------
   Total expenses                                                      263,279
                                                                   -----------
NET INVESTMENT LOSS                                                    (13,456)
                                                                   -----------
REALIZED AND UNREALIZED
  LOSSES  ON SHORT POSITIONS:
   Net realized loss on short positions                             (2,623,760)
   Change in unrealized
     appreciation on short positions                                (1,541,453)
                                                                   -----------
   Net realized and unrealized
     losses on short positions                                      (4,165,213)
                                                                   -----------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                        $(4,178,669)
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                           OCTOBER 1, 2001          YEAR
                                               THROUGH              ENDED
                                            MARCH 31, 2002   SEPTEMBER 30, 2001
                                            --------------   ------------------
                                             (UNAUDITED)
OPERATIONS:
   Net investment income (loss)              $   (13,456)        $   230,136
   Net realized gain (loss)
     on short positions                       (2,623,760)          2,018,695
   Change in unrealized
     appreciation (depreciation)
     on short positions                       (1,541,453)          1,433,684
                                             -----------         -----------
   Net increase (decrease)
     in net assets from operations            (4,178,669)          3,682,515
                                             -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                    (36,500)           (224,403)
   From net realized loss                     (1,708,369)           (396,193)
                                             -----------         -----------
   Total distributions                        (1,744,869)           (620,596)
                                             -----------         -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                  45,730,601          28,816,553
   Proceeds from shares issued to holders in
     reinvestment of dividends                 1,718,947             537,561
   Cost of shares redeemed                   (50,826,353)        (14,773,968)
                                             -----------         -----------
   Net increase (decrease) in
     net assets from capital
     share transactions                       (3,376,805)         14,580,146
                                             -----------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS:      (9,300,343)         17,642,065

NET ASSETS
   Beginning of period                        19,986,043           2,343,978
   End of period (including undistributed
     net investment income (loss) of
     ($42,435) and $7,521, respectively)     $10,685,700         $19,986,043
                                             -----------         -----------
                                             -----------         -----------

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                                    OCTOBER 1, 2001           YEAR          JUNE 19, 2000(1)<F1>
                                                        THROUGH              ENDED                   TO
                                                     MARCH 31, 2002    SEPTEMBER 30, 2001    SEPTEMBER 30, 2000
                                                     --------------    ------------------    ------------------
                                                      (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period                     $14.74              $11.01                $10.00
                                                         ------              ------                ------
Income from investment operations:
   Net investment income(2)<F2>                              --                0.58                  0.14
   Net realized and unrealized
     gain (loss) on short positions                       (3.37)               5.57                  1.00
                                                         ------              ------                ------
   Total from investment operations                       (3.37)               6.15                  1.14
                                                         ------              ------                ------
Less distributions:
   From net investment income                             (0.02)              (0.58)                (0.13)
   From net realized gains                                (1.16)              (1.84)                   --
                                                         ------              ------                ------
   Total distributions                                    (1.18)              (2.42)                (0.13)
                                                         ------              ------                ------
Net asset value, end of period                           $10.19              $14.74                $11.01
                                                         ------              ------                ------
                                                         ------              ------                ------
Total return                                           (23.92)%(3)<F3>       67.79%                11.40%(3)<F3>

Supplemental data and ratios:
   Net assets, end of period                        $10,685,700         $19,986,043            $2,343,978
Ratio of expenses to average net assets:
   Before expense reimbursement(5)<F5>                    2.71%(4)<F4>        3.92%                16.28%(4)<F4>
   After expense reimbursement(5)<F5>                     3.27%(4)<F4>        2.96%                 2.75%(4)<F4>
Ratio of net investment income to average net assets:
   Before expense reimbursement(6)<F6>                    0.39%(4)<F4>        3.79%               (5.00)%(4)<F4>
   After expense reimbursement(6)<F6>                   (0.17)%(4)<F4>        4.75%                 8.53%(4)<F4>
Portfolio turnover rate(7)<F7>                               0%                  0%                    0%

(1)<F1>   Commencement of operations.
(2)<F2> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F3>   Not annualized.
(4)<F4>   Annualized.
(5)<F5>   The operating expense ratios include dividends on short positions.
          The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.94% and 2.50%, respectively, for the six months ended March 31, 2002, 3.46% and 2.50%, respectively, for the year ended September 30, 2001, and 16.03% and 2.50% respectively, for the period ended September 30, 2000.
(6)<F6>   The net investment income ratios include dividends on short positions.
(7)<F7> The portfolio turnover ratios exclude purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

                     See notes to the financial statements.

SCHEDULE OF INVESTMENTS
MARCH 31, 2002 (UNAUDITED)

PRINCIPAL                                                             MARKET
  AMOUNT                                                               VALUE
---------                                                             ------
               SHORT-TERM
                 INVESTMENTS    12.50%+<F9>
$1,355,550     Firstar Bank, 1.6588%, #<F8>                         $1,335,550
                                                                    ----------
               Total Short-Term
                 Investments
                 (Cost $1,335,550)                                   1,335,550
                                                                    ----------
               TOTAL INVESTMENTS    12.50%+<F9>
                 (COST $1,335,550)                                  $1,335,550
                                                                    ----------
                                                                    ----------

#<F8> Variable rate security. The rate listed is as of March 31, 2002. +<F9> Calculated as a percentage of net assets.

                     See notes to the financial statements.

SECURITIES SOLD SHORT
MARCH 31, 2002 (UNAUDITED)

  NUMBER                                                              MARKET
OF SHARES                                                              VALUE
---------                                                             ------
             COMMON STOCKS
   8,800     AMR Corporation                                       $   232,408
  11,000     AT&T Corp.                                                172,700
   3,600     Adelphia Communications
               Corporation                                              53,640
  15,500     Advanced Digital
               Information Corporation                                 201,655
  10,100     Affymetrix, Inc.                                          292,698
   5,900     Allmerica Financial
               Corporation                                             264,910
   8,500     Altera Corporation                                        185,895
   3,700     Anadarko Petroleum
               Corporation                                             208,828
  15,800     Axcelis Technologies, Inc.                                225,940
   6,100     BellSouth Corporation                                     224,846
   6,200     Broadcom Corporation                                      222,580
   3,400     Brocade Communications
               Systems, Inc.                                            91,800
   4,000     Cintas Corporation                                        199,440
   6,300     Cox Communications, Inc.                                  237,132
   7,200     Dell Computer Corporation                                 187,992
  10,700     The Walt Disney Company                                   246,956
   8,300     The Dow Chemical Company                                  271,576
   4,300     El Paso Corporation                                       189,329
   4,700     Entercom
               Communications Corp.                                    257,889
   6,200     GATX Corporation                                          197,160
   1,800     General Electric Company                                   67,410
   3,400     General Motors Corporation                                205,530
   8,300     Gentex Corporation                                        245,929
   7,200     The Gillette Company                                      244,872
   8,000     Harris Corporation                                        287,280
  12,300     Insight Communications
               Company, Inc.                                           257,685
   2,100     International Business
               Machines Corporation (IBM)                              218,400
   6,000     J.P. Morgan Chase & Co.                                   213,900
  11,800     KEMET Corporation                                         228,566
   5,300     Medtronic, Inc.                                           239,613
   5,300     Mercury Interactive
               Corporation                                             199,545
   6,600     Micron Technology, Inc.                                   217,140
   6,600     Molex Incorporated                                        228,822
   4,600     NCR Corporation                                           205,850
   9,900     The News Corporation
               Limited                                                 280,962
   4,800     OSI Pharmaceuticals, Inc.                                 187,920
   5,700     Pfizer Inc.                                               226,518
   4,700     Pharmacia Corporation                                     211,876
   4,700     Plexus Corp.                                              110,920
   5,300     SBC Communications Inc.                                   198,432
  13,600     The Charles Schwab
               Corporation                                             178,024
   8,300     Silicon Valley Bancshares                                 251,075
  16,100     Six Flags, Inc.                                           287,546
   5,900     Telefonica, S.A.                                          195,349
   5,900     Texas Instruments
               Incorporated                                            195,290
   3,200     TotalFinalElf S.A.                                        245,120
     400     Verizon Communications Inc.                               182,600
   6,000     Vivendi Universal S.A.                                    231,000
   4,600     Xilinx, Inc.                                              183,356
                                                                   -----------
             TOTAL SECURITIES
               SOLD SHORT
               (PROCEEDS $10,453,994)                              $10,391,904
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT
     ACCOUNTING POLICIES

     Leuthold Funds, Inc. (the "Company") was incorporated on August 30, 1995, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Grizzly Short Fund (the "Fund") is one of three series of the Company. The investment objective of the Fund is capital appreciation. However, as its principal investment strategy is to sell stocks short, it may be difficult for the Fund to achieve its goal in rising stock markets. The Fund commenced operations on June 19, 2000.

     During the period prior to commencement of Fund operations, the Investment Adviser reimbursed the Fund for organizational expenses of $18,519.

     The following is a summary of significant accounting policies consistently followed by the Fund.

     a) Investment Valuation - Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Options and securities, which are listed on an exchange but which are not traded on the valuation date, are valued at the most recent bid prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid prices furnished by independent pricing services. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

     b) Federal Income Taxes - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

     c) Distributions to Shareholders - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e) Short Positions - For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1a above. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short.

          The Fund's receivable from broker for proceeds on securities sold short is with one major security dealer. The Fund does not require this broker to maintain collateral in support of the receivable from broker for proceeds on securities sold short.

     f) Other - Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.
          Discounts and premiums on bonds are amortized over the life of the respective bond.

2.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Fund were as follows:

                                        SIX MONTHS
                                           ENDED            YEAR ENDED
                                      MARCH 31, 2002      SEPT. 30, 2001
                                      --------------      --------------
     Shares sold                         3,942,011           2,277,527
     Shares issued to
       holders in
       reinvestment
       of dividends                        145,366              51,238
     Shares redeemed                    (4,393,840)         (1,185,985)
                                        ----------          ----------
     Net increase (decrease)              (306,463)          1,142,780
                                        ----------          ----------
                                        ----------          ----------

3.   INVESTMENT  TRANSACTIONS

     The Fund did not make any purchases or sales of investments, other than short-term investments and short positions, for the six months ended March 31, 2002.

     At March 31, 2002, gross unrealized appreciation and depreciation of investments for tax purposes was $0.

     At March 31, 2002, the cost of investments, excluding short positions, for federal income tax purposes was $1,335,550.

4.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

     The Fund has entered into an Investment Advisory Agreement with Leuthold Weeden Capital Management, LLC. Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% as applied to the Fund's daily net assets.

     The Investment Adviser has voluntarily agreed to reimburse the Fund to the extent necessary to ensure that total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends on short positions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed the annual rate of 2.50% of the net assets of the Fund, computed on a daily basis. Any waiver or reimbursement is subject to later adjustment to allow the Investment Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap of 2.50%, provided, however, that the Investment Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Accordingly, for the six months ended March 31, 2002, the Investment Adviser recouped $44,971 of previously waived or reimbursed expenses. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

           YEAR OF EXPIRATION            RECOVERABLE AMOUNT
           ------------------            ------------------
                9/30/03                       $18,790
                9/30/04                       $46,461

     U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

     For the six months ended March 31, 2002, the Fund paid Weeden & Co., L.P., an affiliate of the Adviser, $112,436 of brokerage commissions.

(GRIZZLY SHORT FUND LOGO)

INVESTMENT ADVISER:
  Leuthold Weeden Capital
      Management, LLC, Minnesota

ADMINISTRATOR,  TRANSFER AGENT,
DIVIDEND PAYING AGENT,
SHAREHOLDER SERVICING AGENT:
  U.S. Bancorp Fund Services, LLC,
    Wisconsin

CUSTODIAN:
  U.S. Bank, N.A., Ohio

COUNSEL:
  Foley & Lardner, Wisconsin

INDEPENDENT PUBLIC ACCOUNTANTS:
  Ernst & Young LLP, Minnesota

This report is authorized for distribution only when preceded or accompanied by a current prospectus.